Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

For the Fiscal Years Ended September 30, 2025 and 2024

Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEO’s	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income ($ in thousands)	Adjusted Operating Income (AOI) (000s)
2025	$101,252	$101,252	$276,000	$276,000	$127.47	$5,657	10,546
2024	$101,252	$101,252	$180,000	$180,000	$143.36	$551	6,720

Notes:

●	Compensation figures are based on the Summary Compensation Table and reflect any adjustments required by SEC rules for determining “compensation actually paid.”
●	The Company-Selected Measure (CSM) is Adjusted Operating Income (AOI), which management and the Board consider most indicative of Janel’s operational performance.
●
The Company’s common stock is not actively traded, and no common dividends have been declared. Accordingly, Total Shareholder Return (TSR) is presented but it does not meaningfully reflect stockholder value for Janel Corporation.

●	Because the Company did not issue equity awards to its NEOs during the periods presented, “Compensation Actually Paid” as calculated pursuant to Regulation S-K Item 402(v)(2)(iii) is equal to the applicable Summary Compensation Table totals for each NEO.
●	Named Executive Officers include:
o	Darren C. Seirer – Chairman, Chief Executive Officer and President (fiscal years 2024 and 2025)
o	John Eidinger – Vice Chairman (fiscal years 2024 and 2025)
o	Vincent Verde – Former Principal Financial Officer, Treasurer and Secretary (through February 16, 2024)
o	Joseph R. Ferrara – Former Principal Financial Officer, Treasurer and Secretary (through August 2, 2025)
o	Nathan C. Shandy – Chief Financial Officer, Treasurer and Secretary (since August 2, 2025)

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
●	Named Executive Officers include:
o	Darren C. Seirer – Chairman, Chief Executive Officer and President (fiscal years 2024 and 2025)
o	John Eidinger – Vice Chairman (fiscal years 2024 and 2025)
o	Vincent Verde – Former Principal Financial Officer, Treasurer and Secretary (through February 16, 2024)
o	Joseph R. Ferrara – Former Principal Financial Officer, Treasurer and Secretary (through August 2, 2025)
o	Nathan C. Shandy – Chief Financial Officer, Treasurer and Secretary (since August 2, 2025)

PEO Total Compensation Amount	$ 101,252	$ 101,252
PEO Actually Paid Compensation Amount	$ 101,252	101,252
Adjustment To PEO Compensation, Footnote
●	Because the Company did not issue equity awards to its NEOs during the periods presented, “Compensation Actually Paid” as calculated pursuant to Regulation S-K Item 402(v)(2)(iii) is equal to the applicable Summary Compensation Table totals for each NEO.

Non-PEO NEO Average Total Compensation Amount	$ 276,000	180,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 276,000	180,000
Adjustment to Non-PEO NEO Compensation Footnote
●	Because the Company did not issue equity awards to its NEOs during the periods presented, “Compensation Actually Paid” as calculated pursuant to Regulation S-K Item 402(v)(2)(iii) is equal to the applicable Summary Compensation Table totals for each NEO.

Compensation Actually Paid vs. Total Shareholder Return
●
The Company’s common stock is not actively traded, and no common dividends have been declared. Accordingly, Total Shareholder Return (TSR) is presented but it does not meaningfully reflect stockholder value for Janel Corporation.

Compensation Actually Paid vs. Net Income
The Compensation Committee reviews Mr. Seirer’s and Mr. Eidinger’s compensation annually. Messrs. Seirer and Eidinger declined bonus compensation during fiscal years 2024 and 2025. Messrs. Seirer and Eidinger both own Janel Corporation shares.

In the most recent fiscal year, the Compensation Committee delegated authority to Mr. Seirer to establish Mr. Shandy’s compensation. Mr. Shandy’s compensation includes a discretionary cash bonus portion tied to Adjusted Operating Income (“AOI”) performance adjusted for capital charges related to significant acquisitions. Mr. Shandy’s compensation is reviewed annually by the Compensation Committee. The executive officers employ a similar philosophy with senior leadership of the Company’s business segments. Certain business segment leaders have bonus compensation tied to the AOI performance of the unit adjusted for capital charges related to significant acquisitions.

The Company’s executive compensation program is designed to align leadership performance with operational and financial outcomes with the intention of promoting long-term stockholder value creation. For fiscal years 2024 and 2025, Janel Corporation achieved consistent improvement in AOI, a key performance indicator. Under Generally Accepted Accounting Principles (“GAAP”) in the United States, our net income metric is both volatile due to unrealized gains and losses in our securities and impacted by significant non-cash expenses related to our acquisitions. The Company’s executive compensation programs, therefore, do not emphasize net income as a key compensation metric.

Fiscal Year	Net Income ($ in thousands)	AOI ($ in thousands)	Year-Over-Year Change in AOI
2025	$5,657	$10,546	+57% increase driven by acquisition synergies and operational efficiency
2024	$551	$6,720	+26% increase reflecting improved margin discipline post-integration

These results underscore the Company’s successful execution of its acquisition and integration strategy, disciplined cost management, and continued focus on operational efficiency.

Relationship Between Pay and Performance

●	Chief Executive Officer: Mr. Seirer’s compensation remained stable throughout the period as Mr. Seirer has declined bonus compensation

●	Other Named Executive Officers for the Fiscal Years Ended September 30, 2025 and 2024:

o	Mr. Verde received $150,000 in separation payments upon his departure in February 2024.

o	Mr. Ferrara received a $115,000 bonus for fiscal 2025 performance in recognition of strong financial results and his leadership in transition activities.

o	Mr. Shandy was appointed Chief Financial Officer effective August 2, 2025 and earned a $25,944 bonus for fiscal 2025 performance reflecting a partial year of bonus participation.

o	Mr. Eidinger’s base compensation increased over the two-year period to reflect his expanded responsibilities in the business. Mr. Eidinger has declined bonus compensation.

●	Net income and AOI increased from 2024 to 2025 while TSR decreased slightly. CAP to the PEO remained flat year over year while CAP to the Non-PEO NEO’s increased.

Overall, executive pay outcomes align with Janel’s financial progress and the Board’s objective of rewarding sustained operational success.

Total Shareholder Return Amount	$ 127.47	143.36
Net Income	$ 5,657,000	$ 551,000
Company Selected Measure Amount	10,546,000	6,720,000
PEO Name	Darren C. Seirer	Darren C. Seirer
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
Adjusted Operating Income (AOI)

Definition and Rationale

AOI is a non-GAAP financial measure used by management and the Board to evaluate operating performance and link executive compensation to the Company’s ability to generate cash and economic returns. AOI excludes non-cash and acquisition-related items such as amortization of customer-related intangible assets, stock-based compensation, and costs recognized on the sale of acquired inventory valuation adjustments.

Usefulness

AOI provides a more consistent measure for assessing:

●	Cash generation and economic returns;

●	Effectiveness of acquisition integration and organic growth; and

●	Operational performance used in determining incentive compensation.

Limitations

AOI is a non-GAAP measure and should not be viewed as a substitute for GAAP results such as Operating Income or Net Income. Its calculation involves management judgment and may differ from similar metrics reported by other companies, which can limit comparability.